Offsetting Assets and Liabilities (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gross and Net Amount of Derivative Assets and Liabilities

The following table reflects the gross and net amounts of such assets and liabilities:

As of June 30, 2014	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amount of Assets Presented in the Consolidated Balance Sheets
Assets
Interest rate commitments	$179	$—	$179
Forward sale contracts	23	(23)	—
Liabilities
Interest rate commitments	9	—	9
Forward sale contracts	130	(23)	107
Repurchase Agreements	3,540	—	3,540

As of December 31, 2013
Assets
Interest rate commitments	$40	$—	$40
Forward sale contracts	33	(1)	32
Liabilities
Interest rate commitments	16	—	16
Forward sale contracts	1	(1)	—
Repurchase Agreements	2,636	—	2,636

The following table reflects the gross and net amounts of such assets and liabilities as of December 31, 2013 and March 31, 2013.

As of December 31, 2013	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amount of Assets Presented in the Consolidated Balance Sheets
Assets
Interest rate commitments	$40	$—	$40
Forward sale contracts	33	(1)	32
Liabilities
Interest rate commitments	16	—	16
Forward sale contracts	1	(1)	—
Repurchase Agreements	2,636	—	2,636

As of March 31, 2013
Assets
Interest rate commitments	$689	$—	$689
Forward sale contracts	1	(1)	—
Liabilities
Interest rate commitments	3	—	3
Forward sale contracts	313	(1)	312
Repurchase Agreements	3,425	—	3,425